Stock-based compensation plans	12 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based compensation plans
17.	Stock-based compensation plans

The stock-based compensation expense for the fiscal years ended March 31, 2012, 2013 and 2014 was 1,952 million yen, 1,232 million yen and 1,068 million yen, respectively. The income tax benefit related to the stock-based compensation expense for the fiscal years ended March 31, 2012, 2013 and 2014 was 287 million yen, 209 million yen and 207 million yen, respectively. The total cash received from exercises under all of the stock-based compensation plans during the fiscal years ended March 31, 2012 and 2014 was 4 million yen and 200 million yen, respectively. Sony issued new shares upon exercise of these rights. During the fiscal year ended March 31, 2013, there were no exercises under the stock-based compensation plans. The actual income tax benefit realized for tax deductions from exercises under all the stock-based compensation plans for the fiscal years ended March 31, 2012, 2013 and 2014 was insignificant.

During the fiscal year ended March 31, 2013, the remaining outstanding stock appreciation rights (“SARs”) expired unexercised and the plan was subsequently terminated. The SARs were granted to certain employees in the United States of America and the employees received cash equal to the amount that the market price of Sony Corporation’s common stock exceeded the strike price of the SARs upon exercise of such rights.

There were no SARs granted or exercised during the fiscal years ended March 31, 2012 and 2013 and SARs compensation expense for the fiscal years ended March 31, 2012 and 2013 was insignificant.

Sony has a single remaining stock-based compensation plan as an incentive plan for selected directors, corporate executive officers and employees in the form of a stock acquisition rights plan. The stock acquisition rights generally have three year graded vesting schedules and are exercisable up to ten years from the date of grant.

The weighted-average fair value per share at the date of grant of stock acquisition rights granted during the fiscal years ended March 31, 2012, 2013 and 2014 was 345 yen, 189 yen and 821 yen, respectively. The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2012, 2013 and 2014 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2012		2013		2014
Weighted-average assumptions
Risk-free interest rate	1.08%		0.74%		1.43%
Expected lives	6.77	years	6.85	years	7.13	years
Expected volatility*	36.88%		39.61%		52.03%
Expected dividends	1.85%		3.25%		1.55%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2014 is as follows:

	Fiscal year ended March 31, 2014
	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Total intrinsic value
		Yen	Years	Yen in millions
Outstanding at beginning of the fiscal year	19,081,800	3,124
Granted	1,994,200	2,006
Exercised	134,800	1,483
Forfeited or expired	3,151,300	3,670

Outstanding at end of the fiscal year	17,789,900	3,094	5.47	1,841

Exercisable at end of the fiscal year	13,978,300	3,488	4.49	492

The total intrinsic value of shares exercised under the stock acquisition rights plan during the fiscal years ended March 31, 2012 and 2014 was 0.2 million yen and 52 million yen, respectively. During the fiscal year ended March 31, 2013, there were no exercises under the stock acquisition rights plan.

As of March 31, 2014, there was 1,354 million yen of total unrecognized compensation expense related to nonvested stock acquisition rights. This expense is expected to be recognized over a weighted-average period of 2.03 years.